Equity Incentive Plans Compensation (Restricted stock award) (Details) - Restricted Stock [Member] - C3J Stock Plan 2016 [Member]	9 Months Ended
Sep. 30, 2019 $ / shares shares
Shares
Outstanding at beginning of period (in shares)	416,856
Forfeited/Cancelled (in shares)	(32,714)
Issued as Common Stock	(29,108)
Outstanding at end of period (in shares)	355,034
Weighted Avg Grant Date Fair Value
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 29.17
Outstanding at end of period (in dollars per share) | $ / shares	$ 29.25